Significant Accounting Policies Additional Information - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 28, 2019
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Building and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Software and software development costs | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years